Investments In Affiliated Companies, Partnership And Other Companies (Investments In Companies Accounted For Under The Equity Method) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments	$ 105,914		$ 86,069
Ownership percentage	50.00%
Equity method investment ownership percentage	50.00%
SCD [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments	63,854	[1]	58,815	[1]
Ownership percentage	50.00%
Equity method investment ownership percentage	50.00%
VSI [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments	8,154	[2]	4,181	[2]
Ownership percentage	50.00%
Equity method investment ownership percentage	50.00%
Opgal [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments	14,626	[3]	13,000	[3]
Ownership percentage	50.10%
Equity method investment ownership percentage	50.10%
Netcity [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments	10,418	[4]	2,697	[4]
Ownership percentage in subsidiaries	40.00%
Additions to equity method investments	8,100		2,700
Other [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments	$ 8,862		$ 7,376
Rafael Advanced Defense Systems Ltd [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Ownership percentage	50.00%
Equity method investment ownership percentage	50.00%
Rockwell Collins Inc [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Ownership percentage	50.00%
Equity method investment ownership percentage	50.00%
Subsidiary Of Rafael [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Ownership percentage	49.90%
Equity method investment ownership percentage	49.90%

[1]	Semi Conductor Devices ("SCD") is an Israeli partnership, held 50% by the Company and 50% by Rafael Advanced Defense Systems Ltd. ("Rafael"). SCD is engaged in the development and production of various thermal detectors and laser diodes. SCD is jointly controlled and therefore is not consolidated in the Company's financial statements.
[2]	Vision Systems International LLC ("VSI") based in San Jose, is a California limited liability company that is held 50% by ESA and 50% by a subsidiary of Rockwell Collins Inc. VSI operates in the area of helmet mounted display systems for fixed-wing military aircraft. VSI is jointly controlled and therefore is not consolidated in the Company's financial statements.
[3]	Opgal Optronics Industries Ltd. ("Opgal") is an Israeli company owned 50.1% by the Company and 49.9% by a subsidiary of Rafael. Opgal focuses mainly on commercial applications of thermal imaging and electro-optic technologies. The Company jointly controls Opgal with Rafael, and therefore Opgal is not consolidated in the Company's financial statements.
[4]	Netcity is a Romanian company held 40% by the Company. During 2011, the Company invested in Netcity approximately $8,100, in addition to $2,700 that were invested in 2010. Netcity is a constructor of fiber-telecommunication networks in Romania.